Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents (Note 2)	$ 6,872,894	$ 1,428,129	$ 2,567,868
Accounts receivable (Notes 2 and 4)			946,944
Receivable from the sale of discontinued operations (Notes 3 and 23)		18,000,000
Prepaids and other current assets (Note 5)	618,717	831,265	2,936,619
Inventory (Note 6)			436,833
Total current assets	7,491,611	20,259,394	6,888,264
Property and equipment (Note 7)	3,185,754	3,143,060	9,299,513
Patents and licenses (Note 8)	438,677	452,384	466,714
Right of use asset (Note 9)	520,686	222,517
Intangible assets (Note 10)			802,409
Goodwill (Note 24)			7,681,003
Total assets	11,636,728	24,077,355	25,137,903
Current
Accounts payable and accrued liabilities (Note 11)	1,730,361	1,725,708	3,040,422
Covid-19 government support loans (Note 26)	147,841
Lease liability (Note 9)	172,949	90,504
Convertible debentures (Note 12)	3,341,246	3,089,033
Total current liabilities	5,392,397	4,905,245	3,040,422
Non-current covid-19 government support loans (Note 26)	70,310
Non - current lease liability (Note 9)	359,048	133,254
Deferred tax liability (Note 24)			1,000,427
Deferred rent			1,814
Total liabilities	5,821,755	5,038,499	4,042,663
Shareholders' Equity
Share capital (Note 13(b))	114,586,260	112,144,172	112,028,194
Equity component of convertible debentures (Note 12)	565,121	627,511
Warrants and compensation options (Note 14)	5,557,002	8,525,358	8,303,738
Contributed surplus (Note 15)	44,407,679	38,799,337	36,042,754
Accumulated other comprehensive loss	(1,983,212)	(1,908,715)	(2,083,514)
Deficit	(157,317,877)	(139,148,807)	(133,195,932)
Total equity	5,814,973	19,038,856	21,095,240
Total equity and liabilities	11,636,728	24,077,355	25,137,903
Commitments and contingencies (Note 17)